FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Derivative financial instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Derivative financial instruments for speculative purposes	0
Embedded derivative financial instruments held	0	0
Threshold business days for linear convention	360 days
Threshold business days for exponential convention	252 days